(Loss)/Earnings Per Common Share	12 Months Ended
Dec. 31, 2025
(Loss)/Earnings Per Common Share [Abstract]
(Loss)/Earnings Per Common Share
10.	(Loss)/Earnings Per Common Share:

All shares issued are included in the Company’s common stock and have equal rights to vote and participate in dividends and in undistributed earnings.

The components of the calculation of basic and diluted (loss)/earnings per share for the years ended December 2023, 2024 and 2025 are as follows:

	Year Ended December 31,
	2023	2024	2025
Net Income	6,066	5,034	3,086
Less: Dividends of preferred shares	(6,010)	-	-
Less: Deemed dividend on Series E Shares conversion	(22,426)	-	-
Net (Loss)/Income attributable to common shareholders	(22,370)	5,034	3,086

Earnings per share:
Weighted average common shares outstanding, basic and dilutive	1,798,761	4,626,197	4,626,197
(Loss)/Earnings per share, basic and diluted	(12.44)	1.09	0.67

For the years ended December 31, 2023, 2024 and 2025, 1,177,547, 0 and 0 dilutive shares on an as-if converted basis relating to Series E Shares were not included in the computation of diluted (loss)/earnings per share because to do so would have been antidilutive for the period presented.